Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Supplemental Cash Flow Information
NOTE 16. SUPPLEMENTAL CASH FLOW INFORMATION

	Restated (Note 22)	Restated (Note 22)
Three months ended March 31,	2022	2021
Net change in non-cash working capital and other
Accounts receivable	$(9,840)	$25,622
Contract assets	(31,418)	16,256
Inventories	(22,872)	7,222
Work-in-progress related to finance leases	3,792	—
Finance leases receivable	(34,199)	463
Income taxes receivable	187	895
Accounts payable and accrued liabilities, provisions, and income taxes payable 1	27,486	(10,995)
Deferred revenue	24,603	(5,610)
Foreign currency and other	(5,995)	(535)

	$(48,256)	$33,318

1	The change in accounts payable and accrued liabilities, provisions, and income taxes payable represents only the portion relating to operating activities.
Cash interest and taxes paid and received during the period:

Three months ended March 31,	2022	2021
Interest paid – short- and long-term borrowings	$1,017	$627
Interest paid – lease liabilities	695	793

Total interest paid	$1,712	$1,420
Interest received	356	58
Taxes paid	997	900
Taxes received	627	148
Changes in liabilities arising from financing activities during the period:

Three months ended March 31,	2022	2021
Long-term debt, opening balance	$331,422	$389,712
Changes from financing cash flows	11,283	(24,759)
The effect of changes in foreign exchange rates	(3,793)	(2,909)
Amortization of deferred transaction costs	305	256
Debt refinancing and transaction costs	(91)	(155)

Long-term debt, closing balance	$339,126	$362,145

NOTE 30. SUPPLEMENTAL CASH FLOW INFORMATION

Years ended December 31,	Restated (Note 36) 2021	Restated (Note 36) 2020	Restated (Note 36) 2019
Net change in non-cash working capital and other
Accounts receivable	$1,169	$170,646	$85,316
Contract assets	(16,038)	63,670	27,635
Inventories	39,564	57,134	(93,179)
Work-in-progress related to finance leases	(36,169)	—	—
Finance leases receivable	(39,084)	(63,374)	754
Income taxes receivable	19,986	(17,092)	2,431
Deferred revenue	49,205	(54,000)	(259,395)
Accounts payable and accrued liabilities, provisions, and income taxes payable 1	55,441	(114,811)	20,620
Foreign currency and other	8,863	15,057	(19,593)

	$82,937	$57,230	$(235,411)

1	The change in accounts payable and accrued liabilities, provisions, and income taxes payable represents only the portion relating to operating activities.
Cash interest and taxes paid and received during the period:

Years ended December 31,	2021	2020	2019
Interest paid – short- and long-term borrowings	$17,315	$19,311	$19,330
Interest paid – lease liabilities	3,029	3,371	2,586

Total interest paid	$20,344	$22,682	$21,916
Interest received	454	308	3,518
Taxes paid	13,725	18,825	29,855
Taxes received	23,137	5,566	421
Changes in liabilities arising from financing activities during the period:

Years ended December 31,	2021	2020	2019
Long-term debt, opening balance	$389,712	$430,487	$444,712
Changes from financing cash flows	(56,975)	(40,081)	(812)
The effect of changes in foreign exchange rates	(406)	(1,358)	(14,156)
Amortization of deferred transaction costs	1,186	922	1,523
Debt refinancing and transaction costs	(2,095)	(258)	(780)

Long-term debt, closing balance	$331,422	$389,712	$430,487